Significant accounting policies, judgments, estimates, and assumptions - Estimated useful lives Intangible assets (Details)	12 Months Ended
Dec. 31, 2022
Software | Minimum
Disclosure of detailed information about intangible assets
Estimated useful lives (in years)	3 years
Software | Maximum
Disclosure of detailed information about intangible assets
Estimated useful lives (in years)	5 years
Licenses | Minimum
Disclosure of detailed information about intangible assets
Estimated useful lives (in years)	8 years
Licenses | Maximum
Disclosure of detailed information about intangible assets
Estimated useful lives (in years)	20 years
Frame Technology
Disclosure of detailed information about intangible assets
Estimated useful lives (in years)	8 years